SIGNIFICANT ACCOUNTING POLICIES - Kyndryl's Spin-off (Details)		3 Months Ended		12 Months Ended
	Nov. 03, 2021 shares	Jun. 30, 2022 customer country	Mar. 31, 2022 customer country	Dec. 31, 2021 country customer	May 19, 2022
Percentage of common stock transferred on spin off	80.10%
Number of shares issued per share on spin off | shares	0.2
IBM
Ownership percentage retained	19.90%				9.90%
Minimum
Number of customers | customer		4,000	4,000	4,000
Number of countries | country		100	100	100